Short-term and Long-term Borrowings - Schedule of Contractual Obligations (Detail)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Contractual Obligation, Fiscal Year Maturity [Abstract]
Payment due by period, less than 1 year	$ 5,843,223	¥ 38,017,759	¥ 217,633,327
Payment due by period, 1-2 years	79,974,200	520,336,141	78,081,207
Payment due by period, greater than 2 years	301	1,959
Total	$ 85,817,724	¥ 558,355,859	¥ 295,714,534